Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	Hyliion Holdings Corp.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 23, 2020, Hyliion Holdings Corp (the “Company”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-249649) (the “Registration Statement”). The Registration Statement, as amended, was initially declared effective by the SEC on November 27, 2020 and initially registered the issuance by the Company of up to an aggregate of up to 19,185,637 shares of common stock, $0.0001 par value per share (“Common Stock”), which consisted of (i) up to 6,660,183 shares of Common Stock issuable upon the exercise of 6,660,183 warrants (the “Private Placement Warrants”) originally issued in a private placement in connection with the initial public offering (“IPO”) of Tortoise Acquisition Corp. (“TortoiseCorp”) by the holders thereof, (ii) up to 875,000 shares of Common Stock that are issuable upon the exercise of 875,000 warrants (the “Forward Purchase Warrants” and together with the Private Placement Warrants, the “Private Warrants”) originally issued in a private placement at the closing of the Business Combination (as defined below) by the holders thereof other than the initial holder and (iii) up to 11,650,454 shares of Common Stock issuable upon the exercise of 11,650,454 warrants (the “Public Warrants” and, together with the Private Warrants, the “Warrants”) originally issued in the IPO of TortoiseCorp by the holders thereof. The Registration Statement also initially registered the offer and sale from time to time by the selling stockholders identified in the prospectus of (i) up to 132,637,517 shares of Common Stock (including up to 7,535,183 shares of Common Stock that may be issued upon exercise of the Private Warrants and 20,000 shares of Common Stock that may be issued upon exercise of 20,000 Public Warrants) and (ii) up to 7,555,183 Warrants, which consists of up to 7,535,183 Private Warrants and up to 20,000 Public Warrants. The Registration Statement was amended by that certain Post-Effective Amendment No. 1 to Form S-1, which was filed with the SEC on July 8, 2021, and declared effective on July 14, 2021 (“Post-Effective Amendment No. 1”). Post-Effective Amendment No. 1 updated the Registration Statement to (i) remove references to the registration of the Warrants and the shares of Common Stock to be issued upon exercise thereof to reflect the redemption or exercise of all Warrants prior to the date thereof; (ii) include updated information regarding the selling stockholders named in the prospectus, including a reduction in the number of shares of Common Stock being offered by the selling stockholders and (iii) include the information from the Company’s filings with the SEC. This Post-Effective Amendment No. 2 to Form S-1 on Form S-3 (“Post-Effective Amendment No. 2”) is being filed by the Company with the SEC (i) to convert the registration statement on Form S-1 into a registration statement on Form S-3 and (ii) to include updated information regarding certain selling stockholders, directors and officers named in the prospectus, including a reduction in the number of shares of Common Stock being offered by the selling stockholders to 88,642,440 shares of Common Stock. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001759631
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2020
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE